PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment
	2020

	Cost					Depreciation

					End of the	Accumulated at the beginning				Accumulated at the end		Net
	Beginning
Account	of the year	Additions	Retirements	Transfers	year	of the year	Retirements	For the year	rate %	of the year	Impairment	book value

Pipelines	86,231,036	-	(35,101)	3,444,963	89,640,898	42,534,145	(19,248)	2,199,034	2.2	44,713,931	2,366,584	42,560,383

Compressor plants	35,019,137	7,198	-	3,234,851	38,261,186	23,443,580	-	1,612,640	3.3 to 25	25,056,220	710,834	12,494,132

Other plants	36,061	-	-	-	36,061	12,169	-	1,223	3.3	13,392	1,139	21,530

Stations of regulation and/or measurement of pressure	2,952,477	-	(973)	86,690	3,038,194	2,349,855	(852)	81,942	4.0	2,430,945	31,711	575,538

Other technical installations	573,367	-	-	5,324	578,691	493,239	-	12,844	6.7	506,083	3,788	68,820

Subtotal assets related to natural gas transportation service	124,812,078	7,198	(36,074)	6,771,828	131,555,030	68,832,988	(20,100)	3,907,683		72,720,571	3,114,056	55,720,403

Non-regulated segment Pipelines	13,933,750	239	-	821,049	14,755,038	171,999	-	488,543	2.2	660,542	-	14,094,496

Non-regulated segment Compressor plants	2,799,504	-	-	44,333	2,843,837	1,089,298	-	302,829	3.3 to 25	1,392,127	-	1,451,710

Non-regulated segment Other plants	24,577,179	-	(673)	1,200,338	25,776,844	14,007,475	(5)	623,057	3.3	14,630,527	-	11,146,317

Non-regulated segment Stations of regulation and/or measurement of pressure	857,407	1,164	(1,090)	32,396	889,877	59,587	-	34,024	4.0	93,611	-	796,266

Non-regulated segment Other technical installations	345,819	-	-	-	345,819	133,954	-	31,132	6.7	165,086	-	180,733

Subtotal assets related to Other Services and Production and Commercialization of Liquids	42,513,659	1,403	(1,763)	2,098,116	44,611,415	15,462,313	(5)	1,479,585		16,941,893	-	27,669,522

Lands	482,127	-	-	-	482,127	-	-	-	-	-	-	482,127

Buildings and constructions	4,828,987	-	-	271,163	5,100,150	2,478,654	-	102,251	2.0	2,580,905	-	2,519,245

Facilities and features in building	359,134	-	-	-	359,134	158,342	-	10,341	4.0	168,683	-	190,451

Machinery, equipment and tools	1,503,969	68,494	-	21,857	1,594,320	885,519	-	134,490	6.7 to 10	1,020,009	-	574,311

UT Machinery, equipment and tools	1,238	-	-	-	1,238	1,238	-	-	6.7 to 10	1,238	-	-

Computers and Telecommunication systems	6,594,148	-	-	609,407	7,203,555	4,959,186	-	459,622	6.7 to 20	5,418,808		1,784,747
											-
Vehicles	696,677	9,082	(1,692)	-	704,067	461,561	(839)	65,585	20	526,307		177,760
											-
Furniture	311,135	200	-	989	312,324	302,975	-	1,676	10	304,651		7,673
											-
Materials	4,277,974	2,521,622	(16,305)	(2,041,894)	4,741,397	-	-	-	-	-		4,741,397

Line pack	673,285	-	-	52,167	725,452	37,637	-	-	-	37,637		687,815
											-
Works in progress	8,022,523	4,079,084	-	(7,783,633)	4,317,974	-	-	-	-	-		4,317,974

Total	195,076,934	6,687,083	(55,834)	-	201,708,183	93,580,413	(20,944)	6,161,233		99,720,702	3,114,056	98,873,425

	2019

	Cost					Depreciation

						Accumulated at				Accumulated at
	Beginning				End of the	the beginning				the end	Net
Account	of the year	Additions	Retirements	Transfers	year	of the year	Retirements	For the year	rate %	of the year	book value

Pipelines	83,617,294	-	(18,148)	2,631,890	86,231,036	40,478,034	(10,547)	2,066,658	2.2	42,534,145	43,696,891

Compressor plants	31,950,533	544,422	(244,896)	2,769,078	35,019,137	22,137,747	(147,638)	1,453,471	3.3 to 25	23,443,580	11,575,557

Other plants	36,061	-	-	-	36,061	10,945	-	1,224	3.3	12,169	23,892

Stations of regulation and/or measurement of pressure	2,847,785	-	-	104,692	2,952,477	2,271,328	-	78,527	4.0	2,349,855	602,622

Other technical installations	563,238	-	-	10,129	573,367	480,646	-	12,593	6.7	493,239	80,128

Subtotal assets related to natural gas transportation service	119,014,911	544,422	(263,044)	5,515,789	124,812,078	65,378,700	(158,185)	3,612,473		68,832,988	55,979,090

Non-regulated segment Pipelines	169,943	-	-	13,763,807	13,933,750	86,262	-	85,737	2.2	171,999	13,761,751

Non-regulated segment Compressor plants	2,601,276	-	-	198,228	2,799,504	793,286	-	296,012	3.3 to 25	1,089,298	1,710,206

Non-regulated segment Other plants	18,142,640	-	-	6,434,539	24,577,179	13,582,007	-	425,468	3.3	14,007,475	10,569,704

Non-regulated segment Stations of regulation and/or measurement of pressure	218,552	15,362	-	623,493	857,407	43,819	-	15,768	4.0	59,587	797,820

Non-regulated segment Other technical installations	345,819	-	-	-	345,819	102,821	-	31,133	6.7	133,954	211,865

Subtotal assets related to Other Services and Production and Commercialization of Liquids	21,478,230	15,362	-	21,020,067	42,513,659	14,608,195	-	854,118		15,462,313	27,051,346

Lands	224,817	257,310	-	-	482,127	-	-	-	-	-	482,127

Buildings and constructions	4,247,069	-	(1,291)	583,209	4,828,987	2,398,379	(15)	80,290	2.0	2,478,654	2,350,333

Facilities and features in building	359,002	-	-	132	359,134	143,466	-	14,876	4.0	158,342	200,792

Machinery, equipment and tools	1,271,121	234,960	(10,562)	8,450	1,503,969	787,159	(10,562)	108,922	6.7 to 10	885,519	618,450

UT Machinery, equipment and tools	1,238	-	-	-	1,238	934	-	304	6.7 to 10	1,238	-

Computers and Telecommunication systems	5,687,422	4,683	-	902,043	6,594,148	4,657,053	-	302,133	6.7 to 20	4,959,186	1,634,962

Vehicles	619,944	110,083	(33,350)	-	696,677	436,636	(31,508)	56,433	20	461,561	235,116

Furniture	311,135	-	-	-	311,135	301,290	-	1,685	10	302,975	8,160

Materials	3,217,600	3,075,586	(29,331)	(1,985,881)	4,277,974	-	-	-	-	-	4,277,974

Line pack	787,855	-	-	(114,570)	673,285	37,637	-	-	-	37,637	635,648

Works in progress	12,547,544	21,404,218	-	(25,929,239)	8,022,523	-	-	-	-	-	8,022,523

Total	169,767,888	25,646,624	(337,578)	-	195,076,934	88,749,449	(200,270)	5,031,234		93,580,413	101,496,521

Quantitative Information of Right-of-use Assets
As of December 31, 2020 and 2019, the assets related to the Other Services and Production and Commercialization of Liquids segments contains the following assets for right of use:

	2020	2019
Other plants	518,778	610,326
Compressor plants	1,287,986	1,515,277
Other technical installations	146,454	172,300
Total	1,953,218	2,297,903

The book value variation of the rights-of use accounted during the years ended on December 31, 2020 and 2019 corresponds to its depreciation:

	2020	2019
Other plants	(91,549)	(91,549)
Compressor plants	(227,292)	(227,292)
Other technical installations	(25,844)	(25,845)
Total	(344,685)	(344,686)